Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Net profit	¥ 662,787	¥ 777,394
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	(6,886)	15,329
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	760,840	(219,566)
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	(7,589)	1,035
Share of other comprehensive income (loss) of associates and joint ventures	1,790	12,073
Income tax relating to items that will not be reclassified	(223,425)	62,244
Total items that will not be reclassified to profit or loss, net of tax	524,730	(128,885)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(484,785)	(652,810)
Reclassification adjustments for (gains) losses included in net profit, before tax	45,420	157,216
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	487,098	655,317
Reclassification adjustments for (gains) losses included in net profit, before tax		193
Share of other comprehensive income (loss) of associates and joint ventures	33,910	38,125
Income tax relating to items that may be reclassified	132,461	147,427
Total items that may be reclassified subsequently to profit or loss, net of tax	214,104	345,468
Other comprehensive income, net of tax	738,834	216,583
Total comprehensive income	1,401,621	993,977
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	1,386,696	976,191
Non-controlling interests	9,156	12,180
Other equity instruments holders	¥ 5,769	¥ 5,606